                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-02924

                    LORD ABBETT DEVELOPING GROWTH FUND, INC.
                    ----------------------------------------
               (Exact name of Registrant as specified in charter)


                     90 Hudson Street, Jersey City, NJ 07302
                     ---------------------------------------
               (Address of principal executive offices) (zip code)


           Christina T. Simmons, Vice President & Assistant Secretary
                     90 Hudson Street, Jersey City, NJ 07302
                     ---------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 201-6984
                                                           ---------------


Date of fiscal year end:  7/31
                          ----

Date of reporting period:  7/31/2003
                           ---------

ITEM 1:       Report to Shareholders.

[LORD ABBETT LOGO]

 2003
  ANNUAL
     REPORT

LORD ABBETT
DEVELOPING GROWTH FUND


FOR THE YEAR ENDED JULY 31, 2003

--------------------------------------------------------------------------------
LORD ABBETT DEVELOPING GROWTH FUND
ANNUAL REPORT
FOR THE FISCAL YEAR ENDED JULY 31, 2003

DEAR SHAREHOLDERS: We are pleased to provide you with an overview of the Lord Abbett Developing Growth Fund's (the "Fund") strategies and performance for the fiscal year ended July 31, 2003. On this and the following pages, we discuss the major factors that influenced performance.

    Thank you for investing in Lord Abbett Mutual Funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

BEST REGARDS,

/s/ Robert S. Dow

ROBERT S. DOW
CHAIRMAN
--------------------------------------------------------------------------------

MARKET REVIEW(1)

    The Fund's fiscal year began with low expectations as a result of the downward economic revisions experienced during an extremely negative third quarter of 2002. But, as the third quarter progressed, economic data began to reveal some positive news. As the economy moved toward the end of 2002, corporations appeared to be overly cautious. Concerns existed that corporate earnings would not improve as rapidly as anticipated, and economic growth would continue at a slower-than-expected pace. In addition, higher oil prices and the threat of international conflict weighed on investor confidence and economic recovery.

    In November 2002, the Federal Reserve Board (the "Fed") surprised the markets with a 50 basis point cut in the fed funds rate--its twelfth cut in two years. As the new year approached, investors seemed more willing to take on risk to achieve higher returns, providing a boost to the corporate bond market.

    War and general geopolitical concerns had a negative effect on the psyche of businesses and consumers during the first part of the new year. Corporations entered the first quarter of 2003 cautiously and remained wary, selling existing inventories and announcing layoffs, as the economy continued to decelerate. The unemployment rate in the U.S. rose in the last seven months, reaching 6.2% by July. Consumers responded to heightened war threats and treacherous weather conditions on the east coast by reducing spending. But, as the coalition's war effort made clear progress in the early spring, the fog of global uncertainty lifted, and broad equity indices experienced meaningful advances.

    On June 25, 2003 the Fed cut interest rates 25 basis points to 1%, in a continued attempt to spark the economy. With interest rates at levels not seen for over 40 years, the Fed is attempting a variety of measures to promote and sustain growth.

--------------------------------------------------------------------------------

    Over the past year, the U.S. dollar weakened versus the euro. A weaker dollar can translate into more competitive pricing for U.S. goods overseas. Additionally, imports can become more expensive and less attractive to the U.S. consumer, resulting in higher sales of American-made goods within the U.S.--providing further stimulus for economic growth. During the second quarter of 2003, President Bush signed into law a tax reform/economic stimulus package with accelerated tax cuts and dividend exclusions, which should benefit after-tax consumer purchasing power.

FUND REVIEW(1)

    The Fund returned 21.0%(2) for the fiscal year ended July 31, 2003, compared to its benchmark, the Russell 2000(R) Growth Index.(3), which returned 28.0% for the same period. STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS FOR 1 YEAR, 5 YEARS AND 10 YEARS WERE -11.60%, -3.78% AND 9.49%, RESPECTIVELY, AS OF JUNE 30, 2003(4). FOR ADDITIONAL PERFORMANCE INFORMATION PLEASE SEE PAGE 4.

    In the technology sector, stock selection hurt performance. While absolute performance was strong, the index outpaced the Fund's holdings in the sector. In addition, select technology stocks in the software business hurt performance, as higher-than-anticipated expenses sparked stock declines. Stock selection in the materials and processing sector also hurt performance, as some Fund holdings lowered earnings guidance and sales expectations.

    Stock selection in the consumer discretionary sector added to Fund performance. An improving economy, strong consumer spending and strong profit and sales numbers propelled select stocks in the sector. In addition, an underweight in the financial services sector helped performance, as the sector lagged the overall index.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
(1) The views of the Fund's management and the portfolio holdings described in this report are as of July 31, 2003; these views and portfolio holdings may have changed subsequent to this date. Information provided in this report should not be considered a recommendation to purchase or sell securities.
(2) Reflects performance at Net Asset Value (NAV) for Class A shares, with all distributions reinvested for the fiscal year ended July 31, 2003.
(3) The Russell 2000(R) Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. Indices are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment.
(4) Reflects performance at the maximum 5.75% sales charge applicable to class A share investments and includes the reinvestment of all distributions.

--------------------------------------------------------------------------------

IMPORTANT PERFORMANCE AND OTHER INFORMATION

A NOTE ABOUT RISK: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund's Prospectus.

PERFORMANCE: PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF ONGOING MARKET VOLATILITY, FUND PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATION. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. The Fund offers several classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Prospectus.

The Fund is actively managed and, as a result, asset allocation may change. Sectors may include many industries.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS, AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. For more complete information about this or any Lord Abbett Mutual Fund, including risks, charges and ongoing expenses, please call your Investment Professional or Lord Abbett Distributor LLC at 888-522-2388 for a Prospectus. An investor should read the Prospectus carefully before investing.

--------------------------------------------------------------------------------

INVESTMENT COMPARISON

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Russell 2000(R) Growth Index (the "Index"), assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

[CHART]

                 THE FUND (CLASS A SHARES)   THE FUND (CLASS A SHARES)
                 AT NET ASSET VALUE          AT MAXIMUM OFFERING PRICE(1)    RUSSELL 2000(R) GROWTH INDEX(2)
31-Jul-93                         $ 10,000                       $  9,425                           $ 10,000
     1994                         $ 10,402                       $  9,804                           $ 10,128
     1995                         $ 16,488                       $ 15,540                           $ 13,548
     1996                         $ 18,317                       $ 17,264                           $ 13,957
     1997                         $ 25,825                       $ 24,340                           $ 17,482
     1998                         $ 27,886                       $ 26,282                           $ 17,251
     1999                         $ 33,477                       $ 31,552                           $ 19,754
     2000                         $ 36,215                       $ 34,133                           $ 23,928
     2001                         $ 30,790                       $ 29,020                           $ 18,350
     2002                         $ 23,176                       $ 21,843                           $ 12,733
     2003                         $ 28,036                       $ 26,424                           $ 16,295

                              FISCAL YEAR-END 7/31
               AVERAGE ANNUAL TOTAL RETURNS AT MAXIMUM APPLICABLE
                 SALES CHARGE FOR THE PERIOD ENDED JULY 31, 2003

                     1 YEAR    5 YEARS      10 YEARS     LIFE OF CLASS
     CLASS A(3)      13.99%     -1.07%        10.20%               --
     CLASS B(4)      16.11%     -0.69%           --              5.48%
     CLASS C(5)      20.13%     -0.46%           --              5.54%
     CLASS P(6)      20.81%      0.02%           --              0.10%
     CLASS Y(7)      21.42%      0.48%           --              0.91%

(1) Reflects the deduction of the maximum initial sales charge of 5.75%.
(2) Performance of the unmanaged Index does not reflect transaction costs, management fees or sales charges. The performance of the Index is not necessarily representative of the Fund's performance.
(3) Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 5.75% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended July 31, 2003 using the SEC-required uniform method to compute such return.
(4) Class B shares commenced operations on August 1, 1996. Performance reflects the deduction of a CDSC of 4% for 1 year, 1% for 5 years and 0% for the life of the class.
(5) Class C shares commenced operations on August 1, 1996. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.
(6) Class P shares commenced operations on January 5, 1998. Performance is at net asset value.
(7) Class Y shares commenced operations on December 30, 1997. Performance is at net asset value.
THIS FUND IS CURRENTLY CLOSED TO NEW INVESTORS.

SCHEDULE OF INVESTMENTS
JULY 31, 2003

                                                                           VALUE
INVESTMENTS                                                SHARES          (000)
--------------------------------------------------------------------------------
COMMON STOCKS 97.84%

AIR TRANSPORTATION 1.54%
EGL, Inc.*^                                               453,500   $      7,492
Skywest, Inc.                                             535,200         10,003
                                                                    ------------
TOTAL                                                                     17,495
                                                                    ------------

AUTO PARTS: AFTER MARKET 0.68%
O'Reilly
Automotive, Inc.*^                                        204,000          7,772
                                                                    ------------
BANKS: OUTSIDE NEW YORK CITY 2.85%
Greater Bay Bancorp^                                      484,900          9,499
Silicon Valley Bancshares*^                               365,000          8,990
Southwest Bancorp of Texas, Inc.*^                        264,000          9,372
Texas Regional Bancshares, Inc.                           139,479          4,600
                                                                    ------------
TOTAL                                                                     32,461
                                                                    ------------

BIOTECHNOLOGY RESEARCH & PRODUCTION 1.15%
Cell Therapeutics, Inc.*                                  690,550          7,486
Corixa Corp.*                                             811,800          5,618
                                                                    ------------
TOTAL                                                                     13,104
                                                                    ------------

BUILDING: MATERIALS 0.46%
Simpson
Manufacturing Co., Inc.*^                                 116,800          5,216
                                                                    ------------

CASINOS & GAMBLING 0.70%
Multimedia Games, Inc.*^                                  158,800          3,581
Shuffle Master, Inc.*^                                    149,960          4,389
                                                                    ------------
TOTAL                                                                      7,970
                                                                    ------------

CHEMICALS 1.72%
Cabot
Microelectronics Corp.*^                                  316,300         19,645
                                                                    ------------

COMMERCIAL INFORMATION SERVICES 0.70%
eMerge
Interactive, Inc.*^(b)                                  2,671,400   $      1,923
Looksmart, Ltd.*                                        1,442,600          6,059
                                                                    ------------
TOTAL                                                                      7,982
                                                                    ------------

COMMUNICATIONS TECHNOLOGY 2.16%
Avocent Corp.*                                            257,600          6,899
Packeteer, Inc.*                                          256,800          3,112
Seachange Int'l, Inc.*^                                   388,110          4,075
Tibco Software, Inc.*^                                  1,146,550          6,157
WebEx Communications, Inc.*^                              262,765          4,333
                                                                    ------------
TOTAL                                                                     24,576
                                                                    ------------
COMPUTER SERVICES SOFTWARE & SYSTEMS 11.84%
@ Road, Inc.*^                                            180,000          2,493
Altiris, Inc.*^                                           282,100          5,490
Borland Software Corp.*^                                  632,300          5,880
Cognizant Tech Solutions Corp.*^                          276,300          8,505
Concur Technologies, Inc.*^                               560,790          6,017
Datastream Systems, Inc.*                                  16,610            155
Digimarc Corp.*^                                           65,870          1,013
Digital River, Inc.*^                                     365,600          7,853
Documentum, Inc.*^                                        310,430          5,324
eCollege.com, Inc.*^                                      315,900          4,650
EPIQ Systems, Inc.*^                                      111,900          1,959
Macromedia, Inc.*^                                        340,700          6,991
Macrovision Corp.*                                        520,400         12,230
Magma Design Automation, Inc.*^                           335,200          6,687
Manhattan Associates, Inc.*^                              342,890          9,443
ManTech Int'l Corp.*^                                     208,800          4,909

                       SEE NOTES TO FINANCIAL STATEMENTS.

JULY 31, 2003

                                                                           VALUE
INVESTMENTS                                                SHARES          (000)
--------------------------------------------------------------------------------
Mercury Computer Systems, Inc.*^                          130,100   $      2,580
MicroStrategy, Inc.*^                                     124,600          5,435
NetScreen Technologies, Inc.*^                            307,000          6,641
Pinnacle Systems, Inc.*^                                  497,500          4,099
Quest Software, Inc.*^                                    462,000          4,088
Retek, Inc.*^                                             803,310          5,784
SI Int'l, Inc.*^                                           73,180          1,171
SRA Int'l, Inc.*^                                         321,080         11,231
Verity, Inc.*^                                            316,300          4,210
                                                                    ------------
TOTAL                                                                    134,838
                                                                    ------------

COMPUTER TECHNOLOGY 2.05%
Advanced Digital Information Corp.*                       973,900         11,307
Cray, Inc.*                                               507,730          5,621
Hutchinson Tech, Inc.*^                                   204,000          5,859
NETGEAR, Inc.*                                             31,400            555
                                                                    ------------
TOTAL                                                                     23,342
                                                                    ------------

CONSUMER ELECTRONICS 3.91%
Activision, Inc.*^                                        406,050          4,730
Alloy, Inc.*^                                             758,780          5,327
Netflix, Inc.*^                                           255,220          6,687
Sohu.com, Inc.*^(a)                                       152,500          6,059
Take-Two Interactive Software, Inc.*^                     366,100          9,738
United Online, Inc.*^                                     384,000         12,031
                                                                    ------------
TOTAL                                                                     44,572
                                                                    ------------

CONSUMER PRODUCTS 0.49%
Matthews Int'l Corp.^                                     217,400          5,600
                                                                    ------------

DIVERSIFIED FINANCIAL SERVICES 0.53%
iDine Rewards Network, Inc.*^                             417,700          6,094
                                                                    ------------

DIVERSIFIED MANUFACTURING 0.56%
Armor Holdings, Inc.*^                                    418,290          6,387
                                                                    ------------

DRUGS & PHARMACEUTICALS 11.78%
Alpharma, Inc.                                            332,100   $      6,592
Bradley Pharmaceuticals, Inc.*^                           335,300          6,270
D&K Healthcare Resources, Inc.^                           267,700          3,991
Endo Pharmaceuticals Holdings, Inc.*                      664,520         10,347
ILEX Oncology, Inc.*^                                     274,000          4,573
Kos Pharmaceuticals, Inc.*^                               255,400          8,719
KV Pharmaceuticals Co., Class A*^                         256,390          7,287
Ligand Pharmaceuticals, Inc.*^                            516,900          6,632
Medicines Co.*^                                           308,100          8,365
Medicis Pharmaceutical Corp.^                             317,400         18,536
Noven Pharmaceuticals, Inc.*^                             744,430          8,256
Parexel Int'l Corp.*^                                     471,200          6,894
Priority Healthcare Corp.*^                               406,300          8,382
QLT, Inc.*^(a)                                            368,800          6,247
SangStat Medical Corp.*^                                  497,700          7,968
SICOR, Inc.*                                              771,650         15,047
                                                                    ------------
TOTAL                                                                    134,106
                                                                    ------------

EDUCATION SERVICES 4.93%
Corinthian Colleges, Inc.*^                               169,450          9,254
DeVry, Inc.*^                                             357,700          9,136
Education Management Corp.*^                              161,600          9,384
ITT Educational Services, Inc.*^                          341,170         13,384
Strayer Education, Inc.^                                  107,400          9,072
Sylvan Learning Systems, Inc.*^                           222,740          5,923
                                                                    ------------
TOTAL                                                                     56,153
                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

JULY 31, 2003

                                                                           VALUE
INVESTMENTS                                                SHARES          (000)
--------------------------------------------------------------------------------
ELECTRICAL & ELECTRONICS 0.52%
Power Integrations, Inc.*^                                205,600   $      5,927
                                                                    ------------

ELECTRICAL EQUIPMENT & COMPONENTS 0.56%
MKS Instruments, Inc.*^                                   281,190          6,358
                                                                    ------------

ELECTRONICS 1.80%
Avid Technology, Inc.*^                                   183,200          8,511
Drexler Tech Corp.*^                                      178,400          3,652
Flir Systems, Inc.*^                                      148,200          4,016
II-VI, Inc.*                                              199,430          4,326
                                                                    ------------
TOTAL                                                                     20,505
                                                                    ------------

ELECTRONICS: MEDICAL SYSTEMS 0.58%
Affymetrix, Inc.*^                                        276,800          6,643
                                                                    ------------

ELECTRONICS: SEMI-CONDUCTORS / COMPONENTS 2.64%
Cree, Inc.*^                                              234,200          3,129
Integrated Circuit Systems, Inc.*                         270,200          8,120
Microsemi Corp.*^                                         429,800          7,332
Silicon Laboratories, Inc.*                               310,900         11,413
                                                                    ------------
TOTAL                                                                     29,994
                                                                    ------------

ELECTRONICS: TECHNOLOGY 0.17%
Sypris Solutions, Inc.^                                   157,700          1,971
                                                                    ------------

ENTERTAINMENT 0.13%
Digital Theater Systems, Inc.*                             71,300          1,497
                                                                    ------------

FINANCIAL DATA PROCESSING SERVICES & SYSTEMS 2.39%
Jack Henry & Associates, Inc.                             373,950          6,989
Kronos, Inc.*                                             269,510         14,931
NDC Health Corp.^                                         265,800          5,319
                                                                    ------------
TOTAL                                                                     27,239
                                                                    ------------

FINANCIAL INFORMATION SERVICES 0.87%
Factset Research Systems, Inc.^                           121,700   $      5,598
S1 Corp.*                                               1,082,706          4,277
                                                                    ------------
TOTAL                                                                      9,875
                                                                    ------------
FOODS 0.36%
NBTY, Inc.*                                               164,600          4,057
                                                                    ------------

HEALTH & PERSONAL CARE 1.05%
Healthcare Service Group, Inc.*^                          392,566          6,442
Hooper Holmes, Inc.^                                      786,160          5,503
                                                                    ------------
TOTAL                                                                     11,945
                                                                    ------------

HEALTHCARE FACILITIES 3.24%
Pharmaceutical Product Development, Inc.*^                779,400         19,524
Renal Care Group, Inc.*^                                  475,400         17,005
Res-Care, Inc.*^                                           89,200            372
                                                                    ------------
TOTAL                                                                     36,901
                                                                    ------------

HEALTHCARE MANAGEMENT SERVICES 1.74%
Amerigroup Corp.*^                                        172,350          7,104
Centene Corp.*                                            275,970          8,072
Molina Healthcare, Inc.*                                  194,400          4,608
                                                                    ------------
TOTAL                                                                     19,784
                                                                    ------------

HOMEBUILDING 1.32%
M.D.C. Holdings, Inc.^                                    301,100         14,983
                                                                    ------------

HOUSEHOLD FURNISHINGS 0.35%
Select Comfort Corp.*^                                    181,450          3,990
                                                                    ------------

JEWELRY WATCHES & GEMSTONES 0.58%
Fossil, Inc.*^                                            258,400          6,569
                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

JULY 31, 2003

                                                                           VALUE
INVESTMENTS                                                SHARES          (000)
--------------------------------------------------------------------------------
MACHINERY: OIL WELL EQUIPMENT & SERVICES 0.51%
Cal Dive Int'l, Inc.*^                                    293,400   $      5,809
                                                                    ------------

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES 4.70%
Bio-Rad Laboratories, Inc.*                               152,750          8,554
Diagnostic Products Corp.^                                291,700         11,172
Enzon Pharmaceuticals, Inc.*^                             382,900          5,196
Molecular Devices Corp.*^                                 423,000          7,919
Novoste Corp.*^                                           700,000          3,402
Techne Corp.*^                                            173,170          5,599
The Cooper Cos., Inc.^                                    238,000          8,342
Varian, Inc.*                                             102,080          3,317
                                                                    ------------
TOTAL                                                                     53,501
                                                                    ------------

OIL: CRUDE PRODUCERS 0.70%
Patina Oil & Gas Corp.                                    265,343          7,982
                                                                    ------------

PRODUCTION TECHNOLOGY EQUIPMENT 2.21%
Cymer, Inc.*^                                             174,800          7,071
Entegris, Inc.*^                                          346,700          4,965
Mykrolis Corp.*^                                          487,300          6,028
Varian Semi Equip Assoc, Inc.*^                           212,400          7,062
                                                                    ------------
TOTAL                                                                     25,126
                                                                    ------------

RECREATIONAL VEHICLES & BOATS 0.40%
Thor Industries, Inc.^                                    103,600          4,556
                                                                    ------------

RESTAURANTS 0.81%
Jack in the Box, Inc.*^                                   157,700          3,359
P.F. Chang's China Bistro, Inc.*^                         120,445          5,827
                                                                    ------------
TOTAL                                                                      9,186
                                                                    ------------

RETAIL 10.50%
1-800-FLOWERS.COM, Inc. Class A*                          399,300   $      3,725
Aeropostale, Inc.*^                                       177,600          4,644
Chico's FAS, Inc.*^                                       435,900         11,835
Christopher & Banks Corp.*^                               337,510         13,349
Cost Plus, Inc.*^                                         251,245          9,364
Electronics Boutique Holdings Corp.*^                     189,400          5,072
GameStop Corp.*^                                          332,900          4,527
Group 1 Automotive, Inc.*^                                267,000         10,066
Hot Topic, Inc.*^                                         250,389          7,236
Linens 'N Things*^                                        321,000          8,587
MSC Industrial Direct Co., Inc.^                          300,730          6,060
Pacific Sunwear of California, Inc.*^                     473,124         14,359
Pier 1 Imports, Inc.^                                     545,500         10,146
Priceline.com, Inc.*^                                     218,933          7,203
United Natural Foods, Inc.*^                              108,700          3,323
                                                                    ------------
TOTAL                                                                    119,496
                                                                    ------------

SAVINGS & LOAN 0.40%
W Holding Co., Inc.^(a)                                   234,900          4,510
                                                                    ------------

SECURITIES BROKERAGE & SERVICES 1.00%
Investment
Technology Group*^                                        610,400         11,341
                                                                    ------------

SERVICES: COMMERCIAL 7.89%
Advisory Board Co.*^                                      212,300          8,789
Bearingpoint, Inc.*^                                    1,464,800         16,113
Corporate Executive Board Co.*                            373,743         16,228
Exult, Inc.*^                                             825,900          8,077
FTI Consulting, Inc.*                                     539,050         11,859
G & K Services, Inc.^                                     181,580          5,678

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (CONCLUDED)
JULY 31, 2003

                                                                           VALUE
INVESTMENTS                                                SHARES          (000)
--------------------------------------------------------------------------------
Overture Services, Inc.*^                                 246,900   $      5,847
Pegasus Solutions, Inc.*^                                 355,465          5,296
Raindance
Communications, Inc.*                                     509,300          1,263
Steiner Leisure Ltd.*^(a)                                 325,120          5,251
West Corp.*^                                              225,200          5,477
                                                                    ------------
TOTAL                                                                     89,878
                                                                    ------------

SHOES 0.98%
Kenneth Cole Productions, Inc.*^                          230,390          5,716
Timberland Co.*^                                          121,300          5,437
                                                                    ------------
TOTAL                                                                     11,153
                                                                    ------------

TEXTILES APPAREL MANUFACTURERS 0.91%
Quiksilver, Inc.*                                         596,960         10,315
                                                                    ------------

TRUCKERS 0.48%
Werner Enterprises, Inc.                                  228,600          5,450
                                                                    ------------

TOTAL COMMON STOCKS
(Cost $916,119,534)                                                    1,113,854
                                                                    ============

SHORT-TERM INVESTMENTS 28.07%

COLLATERAL FOR SECURITIES ON LOAN 25.58%
State Street Navigator
Securities Lending Prime
Portfolio, 1.03%(c)                                   291,260,564   $    291,261
                                                                    ------------

                                                        PRINCIPAL
                                                           AMOUNT
                                                            (000)
                                                     ------------
REPURCHASE AGREEMENT 2.49%
Repurchase Agreement dated 7/31/2003, 1.05%
due 8/1/2003 with State Street Bank &
Trust Co. collateralized by $24,715,000 of Federal
National Mortgage Assoc. at 7.25% due 1/15/2010;
value: $28,885,656; proceeds: $28,317,068            $     28,316         28,316
                                                                    ------------

TOTAL SHORT-TERM INVESTMENTS
(Cost $319,576,805)                                                      319,577
                                                                    ============

TOTAL INVESTMENTS
125.91% (Cost $1,235,696,339)                                       $  1,433,431
                                                                    ============

    *   Non-income producing security.
    ^   All (or a portion) of security on loan. See Note 5.
   (a)  Foreign security traded in U.S. dollars.
   (b) Affiliated issuer (holding represents 5% or more of the underlying issuer's outstanding voting shares) as of July 31, 2003. See Note 10.
   (c)  Rate shown reflects 7 day yield as of July 31, 2003.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES
July 31, 2003

ASSETS:
   Investment in unaffiliated securities, at value (cost $1,224,247,773)      $      1,431,507,772
   Investment in affiliated securities, at value (cost $11,448,566)                      1,923,408
   Receivables:
     Interest and dividends                                                                 44,100
     Investment securities sold                                                         10,663,079
     Capital shares sold                                                                   770,548
   Prepaid expenses and other assets                                                       105,463
--------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                                      1,445,014,370
--------------------------------------------------------------------------------------------------
LIABILITIES:
   Payable upon return of securities on loan                                           291,260,564
   Payables:
     Investment securities purchased                                                     7,392,112
     Capital shares reacquired                                                           5,315,973
     Management fee                                                                        526,334
     12b-1 distribution fees                                                               582,306
     Fund administration                                                                    58,327
     Directors' fees                                                                       468,480
     To affiliate                                                                          220,435
   Accrued expenses and other liabilities                                                  731,683
--------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                                   306,556,214
==================================================================================================
NET ASSETS                                                                    $      1,138,458,156
==================================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                               $      1,273,883,772
Accumulated net investment loss                                                           (468,480)
Accumulated net realized loss on investments                                          (332,691,977)
Net unrealized appreciation on investments                                             197,734,841
--------------------------------------------------------------------------------------------------
NET ASSETS                                                                    $      1,138,458,156
==================================================================================================
NET ASSETS BY CLASS:
Class A Shares                                                                $        609,040,352
Class B Shares                                                                $        141,698,309
Class C Shares                                                                $         87,959,148
Class P Shares                                                                $         89,451,921
Class Y Shares                                                                $        210,308,426

OUTSTANDING SHARES BY CLASS:
Class A Shares                                                                          45,311,151
Class B Shares                                                                          11,031,484
Class C Shares                                                                           6,821,981
Class P Shares                                                                           6,698,060
Class Y Shares                                                                          15,327,342

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (NET ASSETS DIVIDED BY OUTSTANDING SHARES):

Class A Shares-Net asset value                                                $              13.44
Class A Shares-Maximum offering price
   (Net asset value plus sales charge of 5.75%)                               $              14.26
Class B Shares-Net asset value                                                $              12.84
Class C Shares-Net asset value                                                $              12.89
Class P Shares-Net asset value                                                $              13.35
Class Y Shares-Net asset value                                                $              13.72
==================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
For the Year Ended July 31, 2003

INVESTMENT INCOME:
Dividends                                                           $    1,950,558
Interest                                                                   307,762
Securities lending-net                                                   1,556,110
Foreign withholding tax                                                     (4,090)
----------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                  3,810,340
----------------------------------------------------------------------------------
EXPENSES:
Management fees                                                          5,720,450
12b-1 distribution plan-Class A                                          2,265,024
12b-1 distribution plan-Class B                                          1,268,913
12b-1 distribution plan-Class C                                            831,295
12b-1 distribution plan-Class P                                            350,349
Shareholder servicing                                                    2,862,677
Professional                                                                59,695
Reports to shareholders                                                    174,318
Fund accounting                                                             26,968
Fund administration                                                        258,005
Custody                                                                     79,194
Directors' fees                                                             51,586
Registration                                                                90,609
Subsidy (see Note 3)                                                       219,365
Securities lending                                                         596,480
----------------------------------------------------------------------------------
Gross expenses                                                          14,854,928
   Expense reductions                                                      (20,308)
----------------------------------------------------------------------------------
NET EXPENSES                                                            14,834,620
----------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                    (11,024,280)
----------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN:
Net realized loss on investments                                      (241,186,626)
Net change in unrealized appreciation/depreciation on investments      452,743,946
==================================================================================
NET REALIZED AND UNREALIZED GAIN                                       211,557,320
==================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $  200,533,040
==================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                         YEAR ENDED         YEAR ENDED
DECREASE IN NET ASSETS                                                JULY 31, 2003      JULY 31, 2002
OPERATIONS:
Net investment loss                                                 $   (11,024,280)   $   (15,978,097)
Net realized loss on investments                                       (241,186,626)       (83,614,492)
Net change in unrealized appreciation/depreciation on investments       452,743,946       (331,563,005)
------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS         200,533,040       (431,155,594)
======================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                       189,416,523        387,250,702
Cost of shares reacquired                                              (502,216,123)      (604,937,757)
------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS                                                        (312,799,600)      (217,687,055)
======================================================================================================
NET DECREASE IN NET ASSETS                                             (112,266,560)      (648,842,649)
======================================================================================================
NET ASSETS:
Beginning of year                                                     1,250,724,716      1,899,567,365
------------------------------------------------------------------------------------------------------
END OF YEAR                                                         $ 1,138,458,156    $ 1,250,724,716
======================================================================================================
ACCUMULATED NET INVESTMENT LOSS                                     $      (468,480)   $      (530,598)
======================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                                                YEAR ENDED 7/31          2/1/2001                      YEAR ENDED 1/31
                                           -------------------------        TO           ---------------------------------------
                                               2003          2002        7/31/2001*          2001         2000           1999
PER SHARE OPERATING PERFORMANCE
  (CLASS A SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                      $     11.11   $     14.76    $     17.10      $     19.55   $     16.25   $     14.27
                                           ===========   ===========    ===========      ===========   ===========   ===========

Investment operations:
  Net investment loss(a)                          (.11)         (.13)          (.07)            (.12)         (.11)         (.07)
  Net realized and
    unrealized gain (loss)                        2.44         (3.52)         (2.27)           (1.61)         4.10          2.10
                                           -----------   -----------    -----------      -----------   -----------   -----------
    Total from investment
      operations                                  2.33         (3.65)         (2.34)           (1.73)         3.99          2.03
                                           -----------   -----------    -----------      -----------   -----------   -----------
Distributions to shareholders
  from net realized gain                             -             -              -             (.72)         (.69)         (.05)
                                           -----------   -----------    -----------      -----------   -----------   -----------
NET ASSET VALUE, END OF PERIOD             $     13.44   $     11.11    $     14.76      $     17.10   $     19.55   $     16.25
                                           ===========   ===========    ===========      ===========   ===========   ===========

Total Return(b)                                  20.97%       (24.73)%       (13.68)%(c)       (9.37)%       25.33%        14.24%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                                    1.29%         1.24%           .61%(c)         1.11%         1.20%          .98%
  Expenses, excluding expense
    reductions                                    1.29%         1.24%           .61%(c)         1.11%         1.20%          .98%
  Net investment loss                             (.95)%        (.91)%         (.46)%(c)        (.66)%        (.64)%        (.46)%

                                                YEAR ENDED 7/31          2/1/2001                     YEAR ENDED 1/31
                                           -------------------------        TO           ---------------------------------------
SUPPLEMENTAL DATA:                             2003          2002       7/31/2001*           2001          2000          1999
--------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of
    period (000)                           $   609,041   $   718,944    $ 1,070,737      $ 1,309,513   $ 1,742,136   $   884,246
  Portfolio turnover rate                        71.59%        47.37%         22.14%           37.86%        50.13%        30.89%
================================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                YEAR ENDED 7/31          2/1/2001                      YEAR ENDED 1/31
                                           -------------------------        TO           ---------------------------------------
                                               2003          2002        7/31/2001*          2001         2000           1999
PER SHARE OPERATING PERFORMANCE
  (CLASS B SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                      $     10.69   $     14.27    $     16.58      $     19.09   $     15.98   $     14.12
                                           ===========   ===========    ===========      ===========   ===========   ===========

Investment operations:
  Net investment loss(a)                          (.17)         (.20)          (.11)            (.23)         (.21)         (.17)
  Net realized and
    unrealized gain (loss)                        2.32         (3.38)         (2.20)           (1.56)         4.01          2.06
                                           -----------   -----------    -----------      -----------   -----------   -----------
    Total from investment
      operations                                  2.15         (3.58)         (2.31)           (1.79)         3.80          1.89
                                           -----------   -----------    -----------      -----------   -----------   -----------

Distributions to shareholders
  from net realized gain                             -             -              -             (.72)         (.69)         (.03)
                                           -----------   -----------    -----------      -----------   -----------   -----------
NET ASSET VALUE, END OF PERIOD             $     12.84   $     10.69    $     14.27      $     16.58   $     19.09   $     15.98
                                           ===========   ===========    ===========      ===========   ===========   ===========

Total Return(b)                                  20.11%       (25.09)%       (13.93)%(c)       (9.92)%       24.55%        13.37%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including
    expense reductions                            1.92%         1.85%           .91%(c)         1.75%         1.79%         1.72%
  Expenses, excluding
    expense reductions                            1.92%         1.85%           .91%(c)         1.75%         1.79%         1.72%
  Net investment loss                            (1.58)%       (1.50)%         (.76)%(c)       (1.31)%       (1.24)%       (1.19)%

                                                YEAR ENDED 7/31          2/1/2001                      YEAR ENDED 1/31
                                           -------------------------        TO           ---------------------------------------
SUPPLEMENTAL DATA:                            2003          2002        7/31/2001*           2001         2000           1999
--------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of
    period (000)                           $   141,698   $   140,608    $   228,279      $   289,393   $   363,168   $   197,028
  Portfolio turnover rate                        71.59%        47.37%         22.14%           37.86%        50.13%        30.89%
================================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                YEAR ENDED 7/31          2/1/2001                      YEAR ENDED 1/31
                                           -------------------------        TO           ---------------------------------------
                                               2003          2002        7/31/2001*          2001         2000           1999
PER SHARE OPERATING PERFORMANCE
  (CLASS C SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                      $     10.73   $     14.28    $     16.60      $     19.11   $     16.00   $     14.13
                                           ===========   ===========    ===========      ===========   ===========   ===========

Investment operations:
  Net investment loss(a)                          (.17)         (.16)          (.11)            (.23)         (.21)         (.17)
  Net realized and
    unrealized gain (loss)                        2.33         (3.39)         (2.21)           (1.56)         4.01          2.07
                                           -----------   -----------    -----------      -----------   -----------   -----------
    Total from investment
      operations                                  2.16         (3.55)         (2.32)           (1.79)         3.80          1.90
                                           -----------   -----------    -----------      -----------   -----------   -----------
Distributions to shareholders
  from net realized gain                             -             -              -             (.72)         (.69)         (.03)
                                           -----------   -----------    -----------      -----------   -----------   -----------
NET ASSET VALUE, END OF PERIOD             $     12.89   $     10.73    $     14.28      $     16.60   $     19.11   $     16.00
                                           ===========   ===========    ===========      ===========   ===========   ===========

Total Return(b)                                  20.13%       (24.86)%       (13.98)%(c)       (9.86)%       24.45%        13.43%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including
    expense reductions                            1.92%         1.57%           .91%(c)         1.75%         1.79%         1.72%
  Expenses, excluding expense
    reductions                                    1.92%         1.57%           .91%(c)         1.75%         1.79%         1.72%
  Net investment loss                            (1.58)%       (1.22)%         (.76)%(c)       (1.31)%       (1.24)%       (1.20)%

                                                YEAR ENDED 7/31          2/1/2001                    YEAR ENDED 1/31
                                           -------------------------        TO           ---------------------------------------
SUPPLEMENTAL DATA:                             2003          2002        7/31/2001*          2001         2000           1999
--------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of
    period (000)                           $    87,959   $    95,423    $   168,691      $   225,189   $   302,528   $   131,828
  Portfolio turnover rate                        71.59%        47.37%         22.14%           37.86%        50.13%        30.89%
================================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                YEAR ENDED 7/31          2/1/2001                      YEAR ENDED 1/31
                                           -------------------------        TO           ---------------------------------------
                                               2003          2002        7/31/2001*          2001         2000           1999
PER SHARE OPERATING PERFORMANCE
  (CLASS P SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                      $     11.05   $     14.67    $     17.00      $     19.46   $     16.19   $     14.26
                                           ===========   ===========    ===========      ===========   ===========   ===========

Investment operations:
  Net investment loss(a)                          (.11)         (.13)          (.07)            (.14)         (.12)         (.10)
  Net realized and
    unrealized gain (loss)                        2.41         (3.49)         (2.26)           (1.60)         4.08          2.08
                                           -----------   -----------    -----------      -----------   -----------   -----------
    Total from investment
      operations                                  2.30         (3.62)         (2.33)           (1.74)         3.96          1.98
                                           -----------   -----------    -----------      -----------   -----------   -----------

Distributions to shareholders
  from net realized gain                             -             -              -             (.72)         (.69)         (.05)
                                           -----------   -----------    -----------      -----------   -----------   -----------
NET ASSET VALUE, END OF PERIOD             $     13.35   $     11.05    $     14.67      $     17.00   $     19.46   $     16.19
                                           ===========   ===========    ===========      ===========   ===========   ===========

Total Return(b)                                  20.81%       (24.68)%       (13.71)%(c)       (9.47)%       25.24%        13.89%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including
    expense reductions                            1.37%         1.30%           .63%(c)         1.20%         1.25%         1.17%
  Expenses, excluding
    expense reductions                            1.37%         1.30%           .63%(c)         1.20%         1.25%         1.17%
  Net investment loss                            (1.03)%        (.96)%         (.49)%(c)        (.76)%        (.70)%        (.70)%

                                                YEAR ENDED 7/31          2/1/2001                      YEAR ENDED 1/31
                                           -------------------------        TO           ---------------------------------------
SUPPLEMENTAL DATA:                             2003          2002        7/31/2001*          2001         2000           1999
--------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of
    period (000)                           $    89,452   $    82,576    $   121,444      $   155,975   $   155,611   $    55,649
  Portfolio turnover rate                        71.59%        47.37%         22.14%           37.86%        50.13%        30.89%
================================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (CONCLUDED)

                                                YEAR ENDED 7/31          2/1/2001                      YEAR ENDED 1/31
                                           -------------------------        TO           ---------------------------------------
                                               2003          2002        7/31/2001*          2001         2000           1999
PER SHARE OPERATING PERFORMANCE
  (CLASS Y SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                      $     11.30   $     14.94    $     17.28      $     19.70   $     16.30   $     14.27
                                           ===========   ===========    ===========      ===========   ===========   ===========

Investment operations:
  Net investment loss(a)                          (.07)         (.07)          (.04)            (.06)         (.05)         (.03)
  Net realized and
    unrealized gain (loss)                        2.49         (3.57)         (2.30)           (1.64)         4.14          2.11
                                           -----------   -----------    -----------      -----------   -----------   -----------
    Total from investment
      operations                                  2.42         (3.64)         (2.34)           (1.70)         4.09          2.08
                                           -----------   -----------    -----------      -----------   -----------   -----------

Distributions to shareholders
  from net realized gain                             -             -              -             (.72)         (.69)         (.05)
                                           -----------   -----------    -----------      -----------   -----------   -----------
NET ASSET VALUE, END OF PERIOD             $     13.72   $     11.30    $     14.94      $     17.28   $     19.70   $     16.30
                                           ===========   ===========    ===========      ===========   ===========   ===========
Total Return(b)                                  21.42%       (24.36)%       (13.54)%(c)       (9.13)%       25.88%        14.59%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including
    expense reductions                             .92%          .85%           .41%(c)          .75%          .81%          .72%
  Expenses, excluding
    expense reductions                             .92%          .85%           .41%(c)          .75%          .81%          .72%
  Net investment loss                             (.58)%        (.51)%         (.26)%(c)        (.31)%        (.26)%        (.22)%

                                                YEAR ENDED 7/31          2/1/2001                      YEAR ENDED 1/31
                                           -------------------------        TO           ---------------------------------------
SUPPLEMENTAL DATA:                             2003          2002        7/31/2001*          2001         2000           1999
--------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of
    period (000)                           $   210,308   $   213,173    $   310,416      $   350,224   $   349,238   $    75,452
  Portfolio turnover rate                        71.59%        47.37%         22.14%           37.86%        50.13%        30.89%
================================================================================================================================

(a)  Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)  Not annualized.
*    The Fund changed its fiscal year-end from January 31 to July 31.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

1.  ORGANIZATION

Lord Abbett Developing Growth Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on July 11, 1973.

The Fund's investment objective is to seek long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter. The Fund offers five classes of shares: Classes A, B, C, P, and Y, each with different expenses and dividends. A front-end sales charge is normally added to the Net Asset Value for Class A shares. There is no front-end sales charge in the case of the Class B, C, P, and Y shares, although there may be a contingent deferred sales charge ("CDSC") as follows: certain redemptions of Class A shares made within 24 months following any purchases made without a sales charge; Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will convert to Class A shares on the eighth anniversary of the original purchase of Class B shares. This Fund is open to certain investors only on a limited basis.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.  SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at the last quoted sales price or, if no sales price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains or losses are allocated to each class of shares, based upon the relative proportion of net assets at the beginning of the day.

(c) INVESTMENT INCOME-Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) FEDERAL TAXES-It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable net investment income and capital gains to its shareholders. Therefore, no federal income tax provision is required.

(e) EXPENSES-Expenses, excluding class specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, Class B, Class C, and Class P shares bear all expenses and fees relating to their respective 12b-1 Distribution Plans.

(f) SECURITIES LENDING-The Fund may lend its securities to member banks of the Federal Reserve System and to registered broker/dealers approved by the Fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities. The collateral received is at least equal to 102% of the market value of the securities loaned (105% in the case of foreign securities loaned), as determined at the close of business on the preceding business day.

    The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. Lending portfolio securities could result in a loss or delay in recovering the Fund's securities if the borrower defaults.

(g) REPURCHASE AGREEMENTS-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, U.S. Government securities or U.S. Government Sponsored Enterprise securities having a value equal to, or in excess of, the value of the repurchase agreement. If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of them.

3.  MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEE

The Fund has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio.

The management fee is based on average daily net assets at the following annual rates:

----------------------------------
First $100 million            .75%
Over $100 million             .50%

In addition, effective January 1, 2003, Lord Abbett began providing certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets. This results in Lord Abbett paying fund accounting expenses that were previously charged to the Fund.

12b-1 DISTRIBUTION PLAN

The Fund has adopted a distribution plan with respect to one or more classes of shares pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

FEE                   CLASS A          CLASS B      CLASS C       CLASS P
-------------------------------------------------------------------------
Service                  .25%             .25%         .25%          .20%
Distribution             .10%(1)(2)       .75%         .75%          .25%

(1) In addition, the Fund pays a one-time distribution fee of up to 1% on certain qualifying purchases, which is generally amortized over a two-year period.

(2) Until January 1, 2003, the Fund paid an incremental marketing fee of approximately .03% of average daily net assets attributable Class A.

Class Y does not have a distribution plan.

The Fund, along with certain other funds managed by Lord Abbett (the "Underlying Funds") has entered into a Servicing Arrangement with Alpha Fund of Lord Abbett Securities Trust ("Alpha Fund") pursuant to which the Underlying Funds will pay a portion of the expenses of Alpha Fund in proportion to the average daily value of the Underlying Funds' shares owned by Alpha Fund.

COMMISSIONS

Distributor received the following commissions on sales of Class A shares of the Fund after concessions were paid to authorized dealers for the year ended July 31, 2003:

DISTRIBUTOR       DEALERS'
COMMISSIONS    CONCESSIONS
--------------------------
$   47,285      $  271,124

One Director and certain of the Fund's officers have an interest in Lord Abbett.

4.  DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARD

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in capital.

As of July 31, 2003, the Fund's components of accumulated losses on a tax basis are as follows:

Capital loss carryforwards*           $    (182,616,930)
Temporary differences                      (149,304,823)
Unrealized gains - net                      196,496,137
-------------------------------------------------------
    Total accumulated losses - net    $    (135,425,616)
=======================================================

* At July 31, 2003, the capital loss carryforwards along with their related expiration dates are as follows:

                2008               2010               2011              TOTAL
     ------------------------------------------------------------------------
     $     8,063,185    $    66,216,304    $   108,337,441    $   182,616,930

Capital losses incurred after October 31, ("post-October losses"), within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of $148,836,343 during fiscal 2003.

As of July 31, 2003, the Fund's aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes are as follows:

Tax cost                              $   1,236,935,043
-------------------------------------------------------
Gross unrealized gain                       258,271,222
Gross unrealized loss                       (61,775,085)
-------------------------------------------------------
    Net unrealized security gain      $     196,496,137
=======================================================

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales and other temporary tax adjustments.

Permanent items identified during the year ended July 31, 2003, have been reclassified among the components of net assets based on their tax basis treatment as follows:

ACCUMULATED NET            PAID-IN
INVESTMENT LOSS            CAPITAL
----------------------------------
$  11,086,398       $  (11,086,398)

5.  PORTFOLIO SECURITIES TRANSACTIONS

As of July 31, 2003, the value of securities loaned is $287,480,821. These loans are collateralized by cash of $291,260,564, which is invested in a restricted money market account. In connection with the securities lending program, State Street Bank and Trust Company ("SSB") received fees of $760,768. Fees of $164,288 for the period January 1, 2003 to July 31, 2003 have been netted against securities lending income on the Statement of Operations.

Purchases and sales of investment securities (other than short-term investments) for the year ended July 31, 2003 are as follows:

PURCHASES                           SALES
-----------------------------------------
$  769,763,591           $  1,104,165,696

There were no purchases or sales of U.S. Government securities for the year ended July 31, 2003.

6.  DIRECTORS' REMUNERATION

The Fund's officers and the one Director who are associated with Lord Abbett do not receive any compensation from the Fund for serving in such capacities. Outside Directors' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in Directors' fees on the Statement of Operations and in Directors' fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.  EXPENSE REDUCTIONS

The Fund has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

8.  LINE OF CREDIT

The Fund, along with certain other funds managed by Lord Abbett, has available a $200,000,000 unsecured revolving credit facility ("Facility"), from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. The fee for this Facility is at an annual rate of .09%. As of July 31, 2003, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the year.

9.  CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund's custodian and accounting agent. SSB performs custodian functions and accounting and record keeping functions relating to portfolio transactions and calculating the Fund's net asset value.

10. TRANSACTIONS WITH AFFILIATED COMPANIES

An affiliated company is one in which the Fund had ownership of at least 5% of the voting securities of the underlying issuer at any time during the year. The Fund had the following transactions during the year ended July 31, 2003 with affiliated companies:

                                                                                                                       REALIZED
                                     BALANCE OF                                      BALANCE OF                     GAIN (LOSS)
                                    SHARES HELD           GROSS           GROSS     SHARES HELD        VALUE AT      YEAR ENDED
AFFILIATES                         AT 7/31/2002       PURCHASES           SALES    AT 7/31/2003       7/31/2003       7/31/2003
-------------------------------------------------------------------------------------------------------------------------------
Aegis Comm Group, Inc.                3,014,900               -      (3,014,900)              -   $           -   $  (7,645,921)
Comtech Telecomm Corp.                  450,000               -        (450,000)              -               -       1,998,073
eCollege.com, Inc.*                   1,200,200               -        (884,300)        315,900       4,650,048        (103,226)
eMerge Interactive, Inc.              2,671,400               -               -       2,671,400       1,923,408               -
EXCO Resources, Inc.                    623,700         623,700      (1,247,400)              -               -       5,202,971
Healthcare Service Group, Inc.*         749,950               -        (357,384)        392,566       6,442,008       1,685,735
Novoste Corp.*                          875,000               -        (175,000)        700,000       3,402,000      (2,817,329)
RadiSys Corp.                           932,620           5,900        (938,520)              -               -     (12,149,659)
Sirena Apparel Group, Inc.              330,000               -        (330,000)              -               -      (1,718,375)
Tropical Sportswear Int'l Corp.         726,500          36,100        (762,600)              -               -     (10,709,310)
-------------------------------------------------------------------------------------------------------------------------------
Total                                                                                             $  16,417,464   $ (26,257,041)
-------------------------------------------------------------------------------------------------------------------------------

*    No longer an affiliate as of 7/31/03.

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

11. INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the stock market in general, and the changing prospects of individual companies in which the Fund invests.

The Fund has particular risks associated with growth stocks. Different types of stocks shift in and out of favor depending on market and economic conditions. Growth stocks tend to be more volatile than other stocks. In addition, if the Fund's assessment of a company's potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market. The Fund invests primarily in small-cap growth company stocks which tend to be more volatile and can be less liquid than other types of stocks. Small-cap companies may also have more limited product lines, markets or financial resources, and typically experience a higher risk of failure than large-cap companies. These factors can affect Fund performance.

12. SUMMARY OF CAPITAL TRANSACTIONS

The Fund has authorized 1 billion shares of $.001 par value capital stock designated as follows: 875 million Class A shares, 40 million Class B shares, 25 million Class C shares, 30 million Class P shares and 30 million Class Y shares.

                                             YEAR ENDED                          YEAR ENDED
                                          JULY 31, 2003                       JULY 31, 2002
-------------------------------------------------------------------------------------------
                               SHARES            AMOUNT            SHARES            AMOUNT
-------------------------------------------------------------------------------------------
CLASS A SHARES

Shares sold                 9,194,781    $  101,880,668        13,100,197    $  184,443,453
Shares reacquired         (28,566,513)     (321,522,955)      (20,975,868)     (290,070,860)
-------------------------------------------------------------------------------------------
Decrease                  (19,371,732)   $ (219,642,287)       (7,875,671)   $ (105,627,407)
-------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                   763,336    $    8,078,391           809,774    $   10,903,353
Shares reacquired          (2,889,121)      (30,082,230)       (3,649,420)      (48,000,559)
-------------------------------------------------------------------------------------------
Decrease                   (2,125,785)   $  (22,003,839)       (2,839,646)   $  (37,097,206)
-------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                   373,719    $    3,958,773           497,935    $    6,751,448
Shares reacquired          (2,447,702)      (25,934,535)       (3,412,921)      (45,598,937)
-------------------------------------------------------------------------------------------
Decrease                   (2,073,983)   $  (21,975,762)       (2,914,986)   $  (38,847,489)
-------------------------------------------------------------------------------------------

CLASS P SHARES

Shares sold                 2,270,661    $   25,052,738         2,762,537    $   38,646,863
Shares reacquired          (3,046,175)      (33,298,487)       (3,566,726)      (49,609,666)
-------------------------------------------------------------------------------------------
Decrease                     (775,514)   $   (8,245,749)         (804,189)   $  (10,962,803)
-------------------------------------------------------------------------------------------

CLASS Y SHARES

Shares sold                 4,488,487    $   50,445,953        10,265,105    $  146,505,585
Shares reacquired          (8,024,064)      (91,377,916)      (12,175,590)     (171,657,735)
-------------------------------------------------------------------------------------------
Decrease                   (3,535,577)   $  (40,931,963)       (1,910,485)   $  (25,152,150)
-------------------------------------------------------------------------------------------

INDEPENDENT AUDITORS' REPORT

THE BOARD OF DIRECTORS AND SHAREHOLDERS,
LORD ABBETT DEVELOPING GROWTH FUND, INC.:

We have audited the accompanying statement of assets and liabilities of Lord Abbett Developing Growth Fund, Inc. (the "Fund"), including the schedule of investments, as of July 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2003 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lord Abbett Developing Growth Fund, Inc. as of July 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

New York, New York
September 23, 2003

BASIC INFORMATION ABOUT MANAGEMENT

The Board of Directors is responsible for the management of the business and affairs of the Fund in accordance with the laws of the State of Maryland. The Board appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies authorized by the Board. The Board also approves an investment adviser to the Fund and continues to monitor the cost and quality of the services provided by the investment adviser, and annually considers whether to renew the contract with the adviser.

Lord, Abbett & Co. LLC ("Lord Abbett"), a Delaware limited liability company, is the Fund's investment adviser.

INTERESTED DIRECTOR

The following Director is the Managing Partner of Lord Abbett and is an "interested person" as defined in the Act. Mr. Dow is also an officer, director, or trustee of each of the fourteen Lord Abbett-sponsored funds, which consist of 48 portfolios or series.

                              CURRENT POSITION
NAME, ADDRESS AND             LENGTH OF SERVICE            PRINCIPAL OCCUPATION                     OTHER
DATE OF BIRTH                    WITH FUND                DURING PAST FIVE YEARS                DIRECTORSHIPS
---------------------------------------------------------------------------------------------------------------------------
ROBERT S. DOW                 Director since; 1995        Managing Partner and Chief           N/A
Lord, Abbett & Co. LLC        Chairman since 1996         Investment Officer of
90 Hudson Street                                          Lord Abbett since 1996.
Jersey City, NJ
Date of Birth: 3/8/1945

INDEPENDENT DIRECTORS

The following outside Directors are also directors or trustees of each of the fourteen Lord Abbett-sponsored funds, which consist of 48 portfolios or series.

                              CURRENT POSITION
NAME, ADDRESS AND             LENGTH OF SERVICE            PRINCIPAL OCCUPATION                     OTHER
DATE OF BIRTH                    WITH FUND                DURING PAST FIVE YEARS                DIRECTORSHIPS
---------------------------------------------------------------------------------------------------------------------------
E. THAYER BIGELOW             Director since 1994         Managing General Partner,            Currently serves as
Bigelow Media, LLC                                        Bigelow Media, LLC (since            director of Adelphia
41 Madison Ave.,                                          2000); Senior Adviser, Time          Communications Corp., Crane
Suite 3810                                                Warner Inc. (1998 - 2000);           Co. and Huttig Building
New York, NY                                              Acting Chief Executive               Products Inc.
Date of Birth: 10/22/1941                                 Officer of Courtroom
                                                          Television Network (1997 -
                                                          1998); President and Chief
                                                          Executive Officer of Time
                                                          Warner Cable Programming,
                                                          Inc. (1991 - 1997).

WILLIAM H.T. BUSH             Director since 1998         Co-founder and Chairman              Currently serves as
Bush-O'Donnell & Co.,                                     of the Board of the financial        director of Wellpoint
Inc.                                                      advisory firm of                     Health Network, Inc.,
101 South Hanley Road                                     Bush-O'Donnell & Company             DT Industries Inc., and
Suite 1250                                                (since 1986).                        Engineered Support
St. Louis, MO                                                                                  Systems, Inc.
Date of Birth: 7/14/1938

                              CURRENT POSITION
NAME, ADDRESS AND             LENGTH OF SERVICE            PRINCIPAL OCCUPATION                     OTHER
DATE OF BIRTH                    WITH FUND                DURING PAST FIVE YEARS                DIRECTORSHIPS
---------------------------------------------------------------------------------------------------------------------------
ROBERT B. CALHOUN, JR.        Director since 1998         Managing Director of                 Currently serves as
Monitor Clipper Partners                                  Monitor Clipper Partners             director of Avondale, Inc.
650 Madison Ave. 9th Fl.                                  (since 1997) and President           and Interstate Bakeries
New York, NY                                              of Clipper Asset                     Corp.
Date of Birth: 10/25/1942                                 Management Corp. (since
                                                          1991), both private equity
                                                          investment funds.

STEWART S. DIXON              Director since 1976         Partner in the law firm              N/A
Wildman, Harrold,             retired 12/31/2002          of Wildman, Harrold,
Allen & Dixon                                             Allen & Dixon (since 1967).
225 W. Wacker Drive,
Suite 2800
Chicago, IL
Date of Birth: 11/5/1930

FRANKLIN W. HOBBS             Director since 2000         Senior Advisor (since April          Currently serves as
Houlihan Lokey                                            2003) and Former Chief               director of Adolph
Howard & Zukin                                            Executive Officer of Houlihan        Coors Company.
685 Third Ave.                                            Lokey Howard & Zukin, an
New York, NY                                              investment bank (January 2002 -
Date of Birth: 7/30/1947                                  April 2003); Chairman of Warburg
                                                          Dillon Read (1999 - 2000);
                                                          Global Head of Corporate Finance
                                                          of SBC Warburg Dillon Read (1997
                                                          - 1999); Chief Executive Officer
                                                          of Dillon, Read & Co. (1994 -
                                                          1997).

C. ALAN MACDONALD             Director since 1988         Retired - General Business           Currently serves as
415 Round Hill Road                                       and Governance Consulting            director of
Greenwich, CT                                             (since 1992); formerly               Fountainhead Water
Date of Birth: 5/19/1933                                  President and CEO of                 Company, Lincoln
                                                          Nestle Foods.                        Snacks, H.J. Baker, and
                                                                                               Seix Fund, Inc.*

THOMAS J. NEFF                Director since 1982         Chairman of Spencer Stuart,          Currently serves as
Spencer Stuart                                            an executive search consulting       director of Ace, Ltd.
277 Park Avenue                                           firm (since 1996); President         and Exult, Inc.
New York, NY                                              of Spencer Stuart (1979 - 1996).
Date of Birth: 10/2/1937

                              CURRENT POSITION
NAME, ADDRESS AND             LENGTH OF SERVICE            PRINCIPAL OCCUPATION                     OTHER
DATE OF BIRTH                    WITH FUND                DURING PAST FIVE YEARS                DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------------------
JAMES F. ORR, III             Director since 2002;        President and CEO of                 Currently serves as
80 Pinckney Street            retired 3/3/2003            LandingPoint Capital (since          Chairman of
Boston, MA                                                2002); Chairman and CEO of           Rockefeller
Date of Birth: 3/5/1943                                   United Asset Management              Foundation, Director
                                                          Corporation (2000 to 2001);          of Nashua Corp. and
                                                          Chairman and CEO of UNUM             SteelPoint
                                                          Provident Corporation                Technologies.
                                                          (1999 - merger); Chairman
                                                          and CEO of UNUM
                                                          Corporation (1988 - 1999).

-----------
* Seix Fund, Inc. is a registered investment company that is advised by Seix Investment Advisors Inc. Seix Investment Advisors Inc.'s Chairman, CEO, and Chief Investment Officer is married to Robert Dow, the Fund's Chairman, CEO, and President and the Managing Partner of Lord Abbett.

                                   ----------

OFFICERS

None of the officers listed below have received compensation from the Fund. All the officers of the Fund may also be officers of the other Lord Abbett-sponsored funds and maintain offices at 90 Hudson Street, Jersey City, New Jersey 07302.

   NAME AND                   CURRENT POSITION             LENGTH OF SERVICE               PRINCIPAL OCCUPATION
(DATE OF BIRTH)                  WITH FUND                OF CURRENT POSITION             DURING PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------
ROBERT S. DOW                 Chief Executive             Elected in 1995                 Managing Partner and
(3/8/1945)                    Officer and President                                       Chief Investment
                                                                                          Officer of Lord Abbett
                                                                                          since 1996.

F. THOMAS O'HALLORAN          Executive Vice              Elected in 2001                 Investment Manager,
(2/19/1955)                   President                                                   joined Lord Abbett in
                                                                                          2001, formerly Executive
                                                                                          Director/Senior Research
                                                                                          Analyst at Dillon Read/UBS
                                                                                          Warburg.

TRACIE E. AHERN               Vice President and          Elected in 1999                 Partner and Director
(1/12/1968)                   Treasurer                                                   of Portfolio Accounting
                                                                                          and Operations, joined Lord
                                                                                          Abbett in 1999, prior
                                                                                          thereto Vice President -
                                                                                          Head of Fund Administration
                                                                                          of Morgan Grenfell.

   NAME AND                    CURRENT POSITION            LENGTH OF SERVICE               PRINCIPAL OCCUPATION
(DATE OF BIRTH)                    WITH FUND              OF CURRENT POSITION             DURING PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------
JOAN A. BINSTOCK              Chief Financial             Elected in 1999                 Partner and Chief
(3/4/1954)                    Officer and Vice                                            Operations Officer, joined
                              President                                                   Lord Abbett in 1999, prior
                                                                                          thereto Chief Operating
                                                                                          Officer of Morgan
                                                                                          Grenfell.

DANIEL E. CARPER              Vice President              Elected in 1986                 Partner, joined Lord Abbett
(1/22/1952)                                                                               in 1979.

JOHN J. DiCHIARO              Vice President              Elected in 2001                 Partner and Senior Strategy
(7/30/1957)                                                                               Coordinator-Small Cap
                                                                                          Growth, joined Lord Abbett
                                                                                          in 2000, prior thereto
                                                                                          Vice President -
                                                                                          Securities Group of Wafra
                                                                                          Investment Advisory Group.

LESLEY-JANE DIXON             Vice President              Elected in 1999                 Partner and Senior Research
(1/1/1964)                                                                                Analyst, joined Lord Abbett
                                                                                          in 1995.

PAUL A. HILSTAD               Vice President and          Elected in 1995                 Partner and General Counsel,
(12/13/1942)                  Secretary                                                   joined Lord Abbett in 1995.

LAWRENCE H. KAPLAN            Vice President and          Elected in 1997                 Partner and Deputy General
(1/16/1957)                   Assistant Secretary                                         Counsel, joined Lord Abbett
                                                                                          in 1997.

ROBERT G. MORRIS              Vice President              Elected in 1995                 Partner and Director of
(11/6/1944)                                                                               Equity Investments, joined
                                                                                          Lord Abbett in 1991.

A. EDWARD OBERHAUS, III       Vice President              Elected in 1996                 Partner and Manager of
(12/21/1959)                                                                              Equity Trading, joined Lord
                                                                                          Abbett in 1983.

BASIC INFORMATION ABOUT MANAGEMENT (CONCLUDED)

  NAME AND                     CURRENT POSITION            LENGTH OF SERVICE               PRINCIPAL OCCUPATION
(DATE OF BIRTH)                    WITH FUND              OF CURRENT POSITION             DURING PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------
CHRISTINA T. SIMMONS          Vice President and          Elected in 2000                 Assistant General Counsel,
(11/12/1957)                  Assistant Secretary                                         joined Lord Abbett in
                                                                                          1999, formerly Assistant
                                                                                          General Counsel of
                                                                                          Prudential Investments
                                                                                          from 1998 to 1999, prior
                                                                                          thereto Counsel of
                                                                                          Drinker, Biddle & Reath
                                                                                          LLP, a law firm.

BERNARD J. GRZELAK            Assistant Treasurer         Elected in 2003                 Director of Fund
(6/12/1971)                                                                               Administration, joined Lord
                                                                                          Abbett in 2003, formerly
                                                                                          Vice President, Lazard
                                                                                          Asset Management from 2000
                                                                                          to 2003, prior thereto
                                                                                          Manager of Deloitte &
                                                                                          Touche LLP.

Please call 1-888-522-2388 for a copy of the Statement of Additional Information
(SAI), which contains further information about the Fund's Directors. It is available free upon request.

HOUSEHOLDING

The Fund has adopted a policy that allows it to send only one copy of the Fund's Prospectus, proxy material, annual report and semi-annual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219100, Kansas City, MO 64121.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that Lord Abbett uses to vote proxies relating to the Fund's portfolio securities is available without charge, upon request, by calling 888-522-2388 or on Lord Abbett's web site at www.LordAbbett.com.

                                                                                                            PRSRT STD
                                                                                                          U.S. POSTAGE
[LORD ABBETT(R) LOGO]                                                                                         PAID
                                                                                                           PERMIT 552
                                                                                                         HACKENSACK, NJ


       This report when not used for the general
   information of shareholders of the Fund is to be
distributed if and only if preceded or accompanied by a
               current Fund prospectus.                     Lord Abbett Developing Growth Fund, Inc.

   Lord Abbett Mutual Fund shares are distributed by:
              LORD ABBETT DISTRIBUTOR LLC                                                                    LADG-2-703
 90 Hudson Street - Jersey City, New Jersey 07302-3973                                                           (9/03)

ITEM 2:   Code of Ethics.

          (a) In accordance with applicable requirements, the Registrant adopted a Sarbanes-Oxley Code of Ethics on June 19, 2003 that applies to the principal executive officer and senior financial officers of the Registrant ("Code of Ethics"). The Code of Ethics was in effect from June 19, 2003 through the end of the reporting period on July 31, 2003 (the "Period").

          (b)  Not applicable.

          (c) The Registrant has not amended the Code of Ethics as described in Form N-CSR during the Period.

          (d) The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

          (e)  Not applicable.

          (f)  See Item 10(a) concerning the filing of the Code of Ethics.


ITEM 3:   Audit Committee Financial Expert.

          The Registrant's Board of Directors has determined that each of the independent Directors who comprise the audit committee are audit committee financial experts. The members of the audit committee are E. Thayer Bigelow, Robert B. Calhoun, and Franklin W. Hobbs. Each audit committee member is independent within the meaning of the Form N-CSR.


ITEM 4:   Principal Accountant Fees and Services.
          Not applicable.

ITEM 5:   Audit Committee of Listed Registrants
          Not applicable.

ITEM 6:   [Reserved]

ITEM 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
          Not applicable.

ITEM 8:   [Reserved]


ITEM 9:   Controls and Procedures.

      (a) Based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of September 26, 2003, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

      (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 10:  Exhibits.

ITEM 10(a): Code of Ethics, as required by Item 2, is attached hereto as part of
            EX-99.CODEETH.

ITEM 10(b):
      (i) Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

      (ii) Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as a part of EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                    LORD ABBETT DEVELOPING GROWTH FUND, INC.


                                    /s/ ROBERT S. DOW
                                    -----------------
                                    Robert S. Dow
                                    Chief Executive Officer,
                                    Chairman and President


                                    /s/ JOAN A. BINSTOCK
                                    --------------------
                                    Joan A. Binstock
                                    Chief Financial Officer and Vice President

Date:  September 26, 2003

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

                                    LORD ABBETT DELEVOPING GROWTH FUND, INC.


                                    /s/ ROBERT S. DOW
                                    ------------------
                                    Robert S. Dow
                                    Chief Executive Officer,
                                    Chairman and President


                                    /s/ JOAN A. BiNSTOCK
                                    --------------------
                                    Joan A. Binstock
                                    Chief Financial Officer and Vice President

Date: September 26, 2003